Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restricted Stock Share Activity with Employees

Restricted share activity with employees and directors was as follows:

	Number of Shares	Fair Value
Balance at December 31, 2011	1,177,995	$21.48
Awards granted	50,415	24.03
Awards earned	(61,165)	34.85

Balance at March 31, 2012	1,167,245	$28.26

The following table summarizes restricted shares activity during the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	1,177,995	$22.01
Awards granted	52,915	24.36
Awards earned	(810,145)	24.30
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at December 31, 2012	—	$—

(1)	Represents the weighted-average grant-date fair value.

Activity for Company's Options

Options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2012	528,759	$25.16	9.38	$—
Options issued	1,553,900	19.10	9.91	—
Options forfeited	(3,723)	24.60	—	—
Options vested	(51,632)	23.41	—	—

Outstanding at March 31, 2013	2,027,304	$20.56	9.74	$1,113,652

Outstanding awards expected to vest	1,923,034	$20.55	9.75	$1,065,208

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at March 31, 2013 and the options’ exercise price.

The following table presents a summary of activity for the Tronox Incorporated options for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	172,330	29.69	9.87	—
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56	9.59	0.7

Outstanding at December 31, 2012	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price.

Assumptions Used in Calculating Options Granted

The Company ran the Black-Scholes option-pricing model for the 1,545,662 options granted on February 25, 2013 and the 8,238 options granted on March 11, 2013 using the following assumptions:

	February 25, 2013	March 11, 2013
Risk-free interest rate	1.04%	1.19%
Expected dividend yield	5.24%	4.65%
Expected volatility	56%	56%
Expected term (years)	10	10
Per-unit fair value of options granted	$6.28	$7.48

2012
Risk-free interest rate	1.02%
Expected dividend yield	4.84%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$7.03

2012
Risk-free interest rate	0.87%
Expected dividend yield	5.34%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$6.07

Equity-Settled Share-Based Payment Plan

In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Shares acquired by the Trust	548,234	$25.79

Balance at December 31, 2012	548,234	$25.79

Outstanding awards expected to vest	548,234	$25.79

(1)	Represents the fair value on the date of purchase by the Trust.

Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity

The following table summarizes information about restricted stock award, performance award and option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Options
Restricted Shares	Number of Shares	Fair Value(1)	Number Of Units	Number of Options	Price(2)	Contractual Life (Years)(2)	Intrinsic Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

Restricted Stock
Restricted Stock Share Activity with Employees

Restricted share activity was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2012	761,065	$20.62
Awards granted	780,640	20.96
Awards earned	(27,053)	24.15
Awards forfeited	(10,242)	24.99

Balance at March 31, 2013	1,504,410	$20.70

Outstanding awards expected to vest	1,467,939	$20.67

(1)	Represents the weighted-average grant-date fair value.

The following table summarizes restricted share activity for the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	$—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	376,495	24.97
Awards earned	(24,620)	20.87
Awards forfeited	(11,575)	29.32

Balance at December 31, 2012	761,065	$20.62

Outstanding awards expected to vest	754,162	$20.57

(1)	Represents the weighted-average grant-date fair value.

Stock Option
Activity for Company's Options

Tronox Incorporated options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	22,330	24.60	9.76	0.2

Outstanding at March 31, 2012	367,330	$22.16	9.71	$4.7

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at March 31, 2012 and the options’ exercise price.

The following table presents a summary of activity for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—	—		$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56	9.10		—
Options issued	247,904	23.83	9.62		—
Options forfeited	(159,880)	22.55	—		—
Options vested	(76,595)	22.25	—		—

Outstanding at December 31, 2012	528,759	$25.16	9.38	$

Outstanding awards expected to vest	491,416	$25.23	9.40		—